Long-Term Debt (Summary of Outstanding Debt) (Detail) (USD $)	Sep. 30, 2014	Jul. 01, 2014	Dec. 31, 2013	Dec. 13, 2013	May 31, 2013	Dec. 31, 2012	Nov. 16, 2012
Debt Instrument [Line Items]
Outstanding Principal	$ 1,855,000,000		$ 1,755,000,000			$ 1,333,000,000
Unamortized Premium	8,413,000		7,049,000
Net Carrying Amount	1,863,413,000		1,762,049,000			1,333,000,000	1,305,000,000
6.375% Senior Secured Notes Due 2019 [Member]
Debt Instrument [Line Items]
Outstanding Principal	925,000,000		925,000,000			925,000,000
Net Carrying Amount	925,000,000		925,000,000			925,000,000	925,000,000
8.75% Senior Notes Due 2020 [Member]
Debt Instrument [Line Items]
Outstanding Principal	930,000,000		830,000,000			380,000,000
Unamortized Premium	8,413,000		7,049,000
Net Carrying Amount	938,413,000	100,000,000	837,049,000	250,000,000	200,000,000	380,000,000	380,000,000
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Outstanding Principal						28,000,000
Net Carrying Amount						$ 28,000,000